                                   VINTAGELIFE
       Modified Single Premium Individual Variable Life Insurance Policies
                      APRIL 28, 2008 PROSPECTUS SUPPLEMENT
                            ISSUED TO INDIVIDUALS BY:
METLIFE INSURANCE COMPANY OF CONNECTICUT -- METLIFE OF CT SEPARATE ACCOUNT THREE
                                       OR
 METLIFE INSURANCE COMPANY OF CONNECTICUT -- METLIFE OF CT SEPARATE ACCOUNT ONE

This prospectus supplement updates certain information contained in your last prospectus dated May 2, 2005 and subsequent supplements for VintageLife, a modified single premium individual life insurance policy originally issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Insurance Company of Connecticut is referred to in this prospectus supplement as the Company. Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers, but continues to accept addition premium payments. Although the Policy can operate as a single premium policy, additional premium payments may be made under certain circumstances provided there are no outstanding policy loans.

You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE "FUNDS," LISTED BELOW). A fixed rate option (THE "FIXED ACCOUNT") is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select. The following Investment Options are available (please see "The Funds" for additional Investment Options that may be available depending on when you purchased your Policy):


LEGG MASON PARTNERS VARIABLE EQUITY TRUST       METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Fundamental        BlackRock Aggressive Growth
     Value Portfolio -- Class I                      Portfolio -- Class D
  Legg Mason Partners Variable International      BlackRock Bond Income Portfolio -- Class E
     All Cap Opportunity Portfolio                Capital Guardian U.S. Equity
  Legg Mason Partners Variable Lifestyle             Portfolio -- Class A
     Allocation 50%                               FI Large Cap Portfolio -- Class A
  Legg Mason Partners Variable Lifestyle          MetLife Aggressive Allocation
     Allocation 70%                                  Portfolio -- Class B
  Legg Mason Partners Variable Lifestyle          MetLife Conservative Allocation
     Allocation 85%                                  Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE INCOME TRUST         MetLife Conservative to Moderate
  Legg Mason Partners Variable High Income           Allocation Portfolio -- Class B
     Portfolio                                    MetLife Moderate Allocation
  Legg Mason Partners Variable Money Market          Portfolio -- Class B
     Portfolio                                    MetLife Moderate to Aggressive Allocation
MET INVESTORS SERIES TRUST -- CLASS A                Portfolio -- Class B
  Met/AIM Capital Appreciation Portfolio          MFS(R) Total Return Portfolio -- Class F
  Met/AIM Small Cap Growth Portfolio              MFS(R) Value Portfolio -- Class A
  PIMCO Inflation Protected Bond Portfolio      VANGUARD(R) VARIABLE INSURANCE FUND
  Pioneer Strategic Income Portfolio              Mid-Cap Index Portfolio
                                                  Total Stock Market Index Portfolio




-------

Certain Funds may have been subject to a merger, substitution or other change. Please see "Additional Information Regarding the Funds" for more information.

                                    THE FUNDS

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value             Current income is a secondary      LLC
     Portfolio -- Class I          consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks total return on assets from  Legg Mason Partners Fund Advisor,
     International All Cap         growth of capital and income.      LLC
     Opportunity Portfolio                                            Subadviser: Global Currents
                                                                      Investment Management, LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Investors Portfolio -- Class  capital. Current income is a       LLC
     I+                            secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks a balance of growth of       Legg Mason Partners Fund Advisor,
     Lifestyle Allocation 50%      capital and income.                LLC
                                                                      Subadviser: Legg Mason Global
                                                                      Asset Allocation, LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Lifestyle Allocation 70%      capital.                           LLC
                                                                      Subadviser: Legg Mason Global
                                                                      Asset Allocation, LLC
  Legg Mason Partners Variable     Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
     Lifestyle Allocation 85%                                         LLC
                                                                      Subadviser: Legg Mason Global
                                                                      Asset Allocation, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks high current income.         Legg Mason Partners Fund Advisor,
     High Income Portfolio         Secondarily, seeks capital         LLC
                                   appreciation.                      Subadvisers: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited
  Legg Mason Partners Variable     Seeks to maximize current income   Legg Mason Partners Fund Advisor,
     Money Market Portfolio        consistent with preservation of    LLC
                                   capital.                           Subadviser: Western Asset
                                                                      Management Company

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
MET INVESTORS SERIES
  TRUST -- CLASS A
  Met/AIM Capital Appreciation     Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio                                                        Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
  Met/AIM Small Cap Growth         Seeks long-term growth of          Met Investors Advisory, LLC
     Portfolio                     capital.                           Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
  PIMCO Inflation Protected Bond   Seeks to provide maximum real      Met Investors Advisory, LLC
     Portfolio                     return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
  Pioneer Strategic Income         Seeks a high level of current      Met Investors Advisory, LLC
     Portfolio                     income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio -- Class D          appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
  BlackRock Bond Income            Seeks a competitive total return   MetLife Advisers, LLC
     Portfolio -- Class E          primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
  Capital Guardian U.S. Equity     Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class A          capital.                           Subadviser: Capital Guardian
                                                                      Trust Company
  FI Large Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
     A                             capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
  MetLife Aggressive Allocation    Seeks growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class B
  MetLife Conservative Allocation  Seeks high level of current        MetLife Advisers, LLC
     Portfolio -- Class B          income, with growth of capital as
                                   a secondary objective.
  MetLife Conservative to          Seeks high total return in the     MetLife Advisers, LLC
     Moderate Allocation           form of income and growth of
     Portfolio -- Class B          capital, with a greater emphasis
                                   on income.
  MetLife Moderate Allocation      Seeks a balance between a high     MetLife Advisers, LLC
     Portfolio -- Class B          level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
  MetLife Moderate to Aggressive   Seeks growth of capital.           MetLife Advisers, LLC
     Allocation
     Portfolio -- Class B
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
  MFS(R) Value Portfolio -- Class  Seeks capital appreciation and     MetLife Advisers, LLC
     A                             reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
VANGUARD(R) VARIABLE INSURANCE
  FUND
  Mid-Cap Index Portfolio          Seeks to track the performance of  Vanguard Quantitative Equity
                                   a benchmark index that measures    Group
                                   the investment return of mid-cap
                                   stocks.
  Total Stock Market Index         Seeks to track the performance of  Vanguard Quantitative Equity
     Portfolio                     a benchmark index that measures    Group
                                   the investment return of the
                                   overall stock market.


    + Not available under all Policies. Availability depends on Policy issue date.

                     ADDITIONAL INFORMATION REGARDING FUNDS

Certain Funds were subject to a merger, substitution, or other change. The chart below identifies the former name and new name of each of these Funds, and, where applicable, the former and new name of the trust of which the Fund is a part.

FUND MERGERS/REORGANIZATIONS

The following former Fund was merged with and into the new Fund and reorganized into a new Trust.

                                   FORMER FUND

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
  MSF(R) Value Portfolio -- Class A


                                    NEW FUND

--------------------------------------------------------------------------------

METROPOLITAN SERIES FUND, INC.
  MFS(R) Value Portfolio -- Class A

                             FUND CHARGES AND EXPENSES

  The next tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

  The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2007. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2007, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

  MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES

                                                                        MINIMUM   MAXIMUM
                                                                        -------   -------
TOTAL ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
     other expenses)..................................................    0.16%     1.12%
                                                                          ----      ----


FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                                                  CONTRACTUAL
                                             DISTRIBUTION                ACQUIRED     TOTAL           FEE         NET TOTAL
                                                AND/OR                  FUND FEES     ANNUAL        WAIVER         ANNUAL
                               MANAGEMENT   SERVICE(12B-1)     OTHER       AND      OPERATING   AND/OR EXPENSE    OPERATING
FUND                               FEE           FEES        EXPENSES   EXPENSES*    EXPENSES    REIMBURSEMENT   EXPENSES**
----                           ----------   --------------   --------   ---------   ---------   --------------   ----------
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners
     Variable Fundamental
     Value Portfolio -- Class
     I.......................     0.75%             --         0.08%         --       0.83%             --        0.83%(1)
  Legg Mason Partners
     Variable International
     All Cap Opportunity
     Portfolio(++)...........     0.85%             --         0.26%         --       1.11%             --        1.11%(1)
  Legg Mason Partners
     Variable Investors
     Portfolio -- Class I(+)      0.62%             --         0.14%         --       0.76%             --        0.76%(1)
  Legg Mason Partners
     Variable Lifestyle
     Allocation 50%(++++)....        --             --         0.10%      0.68%       0.78%             --        0.78%(2)
  Legg Mason Partners
     Variable Lifestyle
     Allocation 70%(++++)....        --             --         0.15%      0.74%       0.89%             --        0.89%(2)
  Legg Mason Partners
     Variable Lifestyle
     Allocation 85%(++++)....        --             --         0.23%      0.82%       1.05%             --        1.05%(2)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners
     Variable High Income
     Portfolio(++)...........     0.60%             --         0.15%         --       0.75%             --        0.75%(1)
  Legg Mason Partners
     Variable Money Market
     Portfolio(++)...........     0.45%             --         0.08%         --       0.53%             --        0.53%(1)
MET INVESTORS SERIES
  TRUST -- CLASS A
  Met/AIM Capital
     Appreciation Portfolio..     0.76%             --         0.10%         --       0.86%             --           0.86%
  Met/AIM Small Cap Growth
     Portfolio...............     0.86%             --         0.06%         --       0.92%             --           0.92%
  PIMCO Inflation Protected
     Bond Portfolio..........     0.50%             --         0.05%         --       0.55%             --           0.55%
  Pioneer Strategic Income
     Portfolio...............     0.60%             --         0.09%         --       0.69%             --        0.69%(3)
METROPOLITAN SERIES FUND,
  INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D....     0.71%          0.10%         0.05%         --       0.86%             --           0.86%
  BlackRock Bond Income
     Portfolio-- Class E.....     0.38%          0.15%         0.06%         --       0.59%          0.01%        0.58%(4)
  Capital Guardian U.S.
     Equity
     Portfolio -- Class A....     0.66%             --         0.05%         --       0.71%             --           0.71%
  FI Large Cap
     Portfolio -- Class A....     0.77%             --         0.07%         --       0.84%             --           0.84%
  MetLife Aggressive
     Allocation
     Portfolio -- Class B....     0.10%          0.25%         0.04%      0.73%       1.12%          0.04%        1.08%(5)
  MetLife Conservative
     Allocation
     Portfolio -- Class B....     0.10%          0.25%         0.05%      0.59%       0.99%          0.05%        0.94%(5)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B....     0.10%          0.25%         0.01%      0.64%       1.00%          0.01%        0.99%(5)
  MetLife Moderate Allocation
     Portfolio -- Class B....     0.08%          0.25%         0.01%      0.67%       1.01%             --        1.01%(5)
  MetLife Moderate to
     Aggressive Allocation
     Portfolio -- Class B....     0.08%          0.25%         0.01%      0.70%       1.04%             --        1.04%(5)
  MFS(R) Total Return
     Portfolio -- Class F....     0.53%          0.20%         0.05%         --       0.78%             --           0.78%
  MFS(R) Value
     Portfolio -- Class A....     0.72%             --         0.05%         --       0.77%          0.07%        0.70%(6)

                                                                                                  CONTRACTUAL
                                             DISTRIBUTION                ACQUIRED     TOTAL           FEE         NET TOTAL
                                                AND/OR                  FUND FEES     ANNUAL        WAIVER         ANNUAL
                               MANAGEMENT   SERVICE(12B-1)     OTHER       AND      OPERATING   AND/OR EXPENSE    OPERATING
FUND                               FEE           FEES        EXPENSES   EXPENSES*    EXPENSES    REIMBURSEMENT   EXPENSES**
----                           ----------   --------------   --------   ---------   ---------   --------------   ----------
VANGUARD(R) VARIABLE
  INSURANCE FUND
  Mid-Cap Index Portfolio....     0.20%             --         0.04%         --       0.24%             --           0.24%
  Total Stock Market Index
     Portfolio...............     0.12%             --         0.04%         --       0.16%             --           0.16%


-------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
(+) Not available under all Policies. Availability depends on Policy issue date.
(++) Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2007.
(++++) Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended January 31, 2008.
(1) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.
(2) The Portfolio is a "fund of funds" that invests substantially all of its assets in other Legg Mason-affiliated portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.
(3) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the preceding fiscal year.
(4) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the amounts over $1 billion but less than $2 billion.
(5) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for the Class A shares, 0.35% for the Class B shares and 0.25% for the Class E shares.
(6) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.

                        MORTALITY AND EXPENSE RISK CHARGE

We are waiving an amount of the Mortality and Expense Risk Charge equal to the Fund expenses that are in excess of 0.65% for the Investment Option investing in the PIMCO Inflation Protected Bond Portfolio (Class A) of the Met Investors Series Trust.

             DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNTS AND FUNDS

The following paragraph replaces the second paragraph under THE SEPARATE ACCOUNTS AND THEIR INVESTMENT OPTIONS:

Before December 7, 2007, certain of the Policies were issued by MetLife Life and Annuity Company of Connecticut ("MLAC"), a stock life insurance company chartered in 1973 in Connecticut. These Policies were funded through Fund UL II, a separate account registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. On December 7, 2007, MLAC, a wholly-owned subsidiary of the Company and an indirect, wholly-owned subsidiary of MetLife, Inc., merged with and into the Company. Upon consummation of the merger, MLAC's corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLAC, including Fund UL II and its assets. Pursuant to the merger, therefore, Fund UL II became a separate account of the Company. As a result of the merger, the Company also has become responsible for all of MLAC's liabilities and obligations, including those created under the Policy as initially issued by MLAC (formerly known as The Travelers Life and Annuity Company) and outstanding on the date of the merger. The Policy has thereby become a variable contract funded by a separate account of the Company, and each owner thereof has become a Policy Owner of the Company.

The following paragraph is added under THE SEPARATE ACCOUNTS AND THEIR INVESTMENT OPTIONS:

We anticipate merging MetLife of CT Fund UL II for Variable Life Insurance with and into MetLife of CT Fund UL for Variable Life Insurance during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Policy. Similarly, the merger will not have any adverse impact on your Cash Value or any tax consequences for you.

                                    PREMIUMS

The following sentence is added under AMOUNT, FREQUENCY AND DURATION OF PREMIUM
PAYMENTS:

If you send your Premium Payments or transaction requests to an address other than the one we have designated for receipt of such Premium Payments or requests, we may return the Premium Payments to you, or there may be a delay in applying the Premium Payment or transaction to your Policy.

                          DISTRIBUTION AND COMPENSATION

The following sentence is added under DISTRIBUTION:

The Financial Industry Regulatory Authority (FINRA) maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

Book 40                                                           April 28, 2007